Income Taxes - Difference Between Income Taxes Computed at Statutory Rate and Reported Income Taxes and Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Amount
Income taxes at The Netherlands statutory rate	$ (19,444)	$ 56,434	$ 28,594
Taxation of foreign operations, net	(25,720)	(33,994)	(38,635)
Tax impact from intangible property transfer	(21,122)	0	0
Unrecognized tax benefits	10,962	13,570	23,189
Tax impact from nondeductible items	7,986	2,949	2,645
Excess tax benefit related to share-based compensation	(3,989)	(4,740)	(5,237)
Government incentives and other deductions	(7,516)	(2,892)	(6,519)
Changes in tax laws and rates	331	1,907	12,958
Other items, net	1,306	(1,170)	(5,658)
Valuation allowance	20,885	3,293	62,644
Total income tax (benefit) expense	$ (36,321)	$ 35,357	$ 73,981
Percent
Income taxes at The Netherlands statutory rate	25.00%	25.00%	25.00%
Taxation of foreign operations, net	33.10%	(15.10%)	(33.80%)
Tax impact from intangible property transfer	27.20%	0.00%	0.00%
Unrecognized tax benefits	(14.10%)	6.00%	20.30%
Tax impact from nondeductible items	(10.30%)	1.30%	2.30%
Excess tax benefit related to share-based compensation	5.10%	(2.10%)	(4.60%)
Government incentives and other deductions	9.70%	(1.20%)	(5.70%)
Changes in tax laws and rates	(0.40%)	0.80%	11.30%
Other items, net	(1.70%)	(0.50%)	(4.90%)
Valuation allowance	(26.90%)	1.50%	54.80%
Total income tax (benefit) expense	46.70%	15.70%	64.70%
Valuation allowance	$ 87,619	$ 68,651
Interest Carryforward
Percent
Valuation allowance	$ 12,700		$ 60,500